Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 322,947	S/ 427,278
Credit Suisse First Boston [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022/2021
Loan Received From Foreign Entities	S/ 159,480	217,260
Development Bank Of Latin America [Member] | Super National [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022
Loan Received From Foreign Entities	S/ 139,545	126,735
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022/2021
Loan Received From Foreign Entities	S/ 23,922	S/ 83,283